Stockholders' equity (deficit)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholders' equity (deficit)

6. Stockholders’ equity (deficit)

Preferred stock (unaudited)

Upon completion of its IPO on July 1, 2014, the Company filed a Restated Certificate of Incorporation, which authorized the issuance of undesignated preferred stock with rights and preferences, including voting rights, designated from time to time by its board of directors. As of September 30, 2014, there were 5,000,000 shares of preferred stock authorized, and no shares issued or outstanding.

Common stock

At December 31, 2012 and 2013, the Company had 150,000,000 shares of common stock authorized for issuance. At December 31, 2012 and 2013, there were 80,714,412 and 81,420,040 shares of common stock issued and outstanding, respectively.

In July 2012, the Company approved a 3-for-1 split of the Company’s common and preferred stock. All share and per share amounts in these consolidated financial statements have been adjusted to reflect this stock split.

In October 2011, the Company re-incorporated in the State of Delaware and converted its no par value common stock and Series A preferred stock to a par value of $0.0001. The carrying value of common stock was adjusted to state common stock at par value.

In February 2011, the Company issued 26,839,707 shares of Series A preferred stock to its existing stockholders in exchange for the same number of common shares previously held. The common shares exchanged were subsequently cancelled. The cancellation of common shares was accounted for as a 26.8% reverse stock split. All of the share and per share amounts in these consolidated financial statements have been adjusted to reflect the reverse stock split.

On February 24, 2011, the Company amended and restated its Articles of Incorporation to increase the authorized number of post-split shares of common stock from 120.0 million to 150.0 million, and change its status from an S corporation to a C corporation.

In October 2010, the Company converted a convertible promissory note of $0.2 million plus interest of $0.1 million into 7.3 million shares of common stock.

The Company had the following shares of common stock reserved for issuance upon the exercise of equity instruments:

(in thousands)	December 31, 2013	September 30, 2014

		(unaudited)
Stock options outstanding	26,724	27,518
Restricted stock units outstanding	270	3,900
Stock options, restricted stock and RSUs available for future grants	1,306	13,403

	28,300	44,821

Common stock reclassification (unaudited)

On June 20, 2014, the Company filed a Restated Certificate of Incorporation to establish two classes of authorized common stock (Reclassification): Class A common stock and Class B common stock. As a result of the Reclassification, all outstanding shares of common stock were converted into shares of Class B common stock. As of September 30, 2014, the Company had 500,000,000 shares of Class A common stock authorized and 150,000,000 shares of Class B common stock authorized. As of September 30, 2014, 26,292,404 shares of Class A stock were issued and outstanding and 99,484,734 shares of Class B stock were issued and outstanding.

Equity incentive plan

In August 2010, the Board approved the adoption of the 2010 Equity Incentive Plan (EIP). As amended, the EIP permits the Company to grant up to 32,420,000 shares of the Company’s common stock. The EIP provides for the grant of incentive and nonqualified stock options, restricted stock, restricted stock units (RSUs) and stock appreciation rights to employees, non-employee directors and consultants of the Company. All shares that are cancelled, forfeited or expired are returned to the plan and are available for grant in conjunction with the issuance of new stock awards.

The Board oversees the administration of the Company’s equity plans and generally determines eligibility, vesting schedules and other terms for awards granted under the plans. Stock options under the plan have a maximum contractual term of not more than ten years from the date of grant and are generally exercisable upon vesting. Vesting generally occurs over four years and becomes exercisable at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter. Awards that provide for early exercise are subject to repurchase upon the termination of services prior to vesting. The exercise price of stock options must generally be at least 100% of the fair value of the Company’s common stock on the date of grant as determined by the Board.

Prior to the Reclassification, the EIP permitted the Company to grant up to 40,920,000 shares of the Company’s Class B common stock (unaudited).

2014 Equity Incentive Plan (unaudited)

Following the Reclassification, all shares subject to the EIP were converted into Class B common stock. The EIP terminated with the establishment of the 2014 Equity Incentive Plan (2014 EIP), and no further grants were issued out of the EIP following termination, though outstanding awards under the EIP at the time of the plan’s termination remained outstanding in accordance with their terms.

In June 2014, the Board approved the adoption of the 2014 EIP, which became effective on June 26, 2014. As of September 30, 2014, the 2014 EIP permits the Company to grant up to 13,921,880 shares of the Company’s Class A common stock, which includes 451,651 shares of Class B common stock previously reserved but unissued under the EIP that became available for issuance as Class A common stock under the 2014 EIP. The share reserve may also increase to the extent that outstanding awards under the EIP expire or terminate unexercised.

The 2014 EIP will terminate in 2024, unless sooner terminated by the Board. The 2014 EIP provides for the grant of incentive and nonqualified stock options, restricted stock, RSUs, stock appreciation rights and performance awards to employees, non-employee directors and consultants of the Company. All shares that are cancelled, forfeited or expired are returned to the 2014 EIP and are available for grant in conjunction with the issuance of new stock awards.

Employee Stock Purchase Plan (unaudited)

Concurrent with the effectiveness of the Company’s registration statement on Form S-1 on June 25, 2014, the Company’s 2014 Employee Stock Purchase Plan (ESPP) became effective. The ESPP allows eligible employees to purchase shares of the Company’s Class A common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP generally provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s Class A common stock on the first trading day of the offering period or on the last day of the offering period

Stock option activity

A summary of the Company’s stock option activity and related information is as follows:

	Shares available for grant	Options outstanding
(shares in thousands)		Shares	Weighted- average exercise price	Weighted- average grant- date fair value	Total intrinsic value of options exercised (in thousands)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010:	3,268	13,043	$0.66
Additional shares authorized	12,010	—	—
Options granted	(14,100)	14,100	0.93	$1.01
Restricted stock and early exercised options granted subject to repurchase	(1,244)	—	—
RSUs granted	(270)	—	—
Exercised	—	(46)	0.24		$60
Forfeited/Cancelled	736	(736)	0.72

Outstanding at December 31, 2011:	400	26,361	$0.80
Additional shares authorized	2,100	—	—
Granted	(1,418)	1,418	5.10	$5.02
Exercised	—	(2,486)	1.11		$30,605
Forfeited/Cancelled	891	(891)	1.43

Outstanding at December 31, 2012:	1,973	24,402	$1.00			8.33	$310,454
Additional shares authorized	2,000
Granted	(2,906)	2,906	15.14	$8.45
Exercised	—	(345)	2.23		$4,564
Forfeited/Cancelled	239	(239)	6.31

Outstanding at December 31, 2013:	1,306	26,724	$2.47			7.55	$367,395

Additional shares authorized (unaudited)	21,970	—	—
Granted (unaudited)	(5,058)	5,058	19.91	$10.58
RSUs granted (unaudited)	(5,147)	—	—
Exercised (unaudited)	—	(3,932)	0.92		$84,219
Forfeited/Cancelled (unaudited)	332	(332)	11.77

Outstanding at September 30, 2014 (unaudited):	13,403	27,518	$5.79			7.38	$2,419,222

Exercisable at December 31, 2013		20,605	$0.84			7.26	$316,812

Vested and expected to vest at December 31, 2013		25,798	$2.32			7.52	$358,624

Exercisable at September 30, 2014 (unaudited)		19,356	$1.49			6.70	$1,784,809
Vested and expected to vest at September 30, 2014 (unaudited)		26,546	$5.45			7.33	$2,342,529

In December 2010, the Company granted a total of 2,400,000 stock options to two employees who are family members of the principal stockholder and Chief Executive Officer (CEO) of the Company. These stock options contain terms similar to other employee stock option grants.

The total fair value of stock options vested in the years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) was $1.9 million, $3.0 million, $5.2 million, $3.7 million and $8.9 million, respectively.

The following is a further breakdown of the options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
(options in thousands)	Options outstanding	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Options exercisable	Weighted- average exercise price

Range of exercise prices
$ 0.18–0.66	11,451	6.98	$0.62	10,594	$0.62
0.76–0.76	9,757	7.46	0.76	8,706	0.76
1.52–2.96	2,119	8.05	1.91	1,071	1.83
8.30–8.30	574	8.80	8.30	184	8.30
13.72–13.72	891	9.15	13.72	28	13.72
15.40–15.40	611	9.44	15.40	22	15.40
15.59–15.59	472	9.64	15.59	—	—
16.19–16.19	849	9.88	16.19	—	—

$ 0.18–16.19	26,724	7.55	$2.47	20,605	$0.84

The following is a further breakdown of the options outstanding at September 30, 2014 (unaudited):

	Options outstanding			Options exercisable
(options in thousands)	Options outstanding	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Options exercisable	Weighted- average exercise price

Range of exercise prices
$ 0.18–0.66	8,901	6.37	$0.62	8,814	$0.62
0.76–0.76	8,712	6.72	0.76	8,310	0.76
1.52–2.96	1,767	7.31	1.91	1,147	1.87
8.30–8.30	504	8.05	8.30	243	8.30
13.72–13.72	871	8.40	13.72	347	13.72
15.40–15.40	572	8.69	15.40	204	15.40
15.59–15.59	431	8.90	15.59	122	15.59
16.19–16.19	761	9.14	16.19	13	16.19
16.22–16.22	1,125	9.33	16.22	—	—
16.39–16.39	651	9.52	16.39	14	16.39
18.40–18.40	2,800	9.68	18.40	142	18.40
38.84–41.98	192	9.81	40.85	—	—
43.96–65.23	231	9.84	49.40	—	—

$ 0.18–65.23	27,518	7.38	$5.79	19,356	$1.49

Restricted stock

The Company has granted restricted stock pursuant to its EIP. Restricted stock are share awards that, upon grant, the holder receives restricted shares of the Company’s common stock, subject to repurchase at the original issuance price upon termination of services prior to vesting. These repurchase terms are considered to be a forfeiture provision and do not result in mark-to-market accounting each reporting period. Restricted stock is legally issued and outstanding. However, restricted stock is only deemed outstanding for basic earnings per share computation purposes upon the lapse of the Company’s right of repurchase.

In June 2011, the Company issued 600,000 shares of restricted stock at a purchase price of $0.0033 per share to a related party for consulting services, which vested on the grant date. The intrinsic value on the date of grant was $0.5 million.

In December 2011, the Company issued 433,500 shares of restricted stock to a consultant at a purchase price of $1.52 per share in accordance with the terms of their service agreements, subject to monthly vesting over a three-year service period.

In October 2013, in connection with the acquisition of General Things, the Company issued 430,000 shares of restricted stock to the two founders, of which 322,500 are subject to monthly vesting over a three-year service period.

Early exercised stock options subject to repurchase

The Company has granted options that provide certain option holders the right to exercise unvested options for shares of restricted stock pursuant to its EIP. Restricted shares issued upon early exercise of stock options are legally issued and outstanding. However, these restricted shares are only deemed outstanding for basic earnings per share computation purposes upon the lapse of the Company’s right of repurchase. Cash received from option holders for exercise of unvested options is treated as a refundable deposit shown as a liability on the accompanying Consolidated Balance Sheets, and reclassified to stockholders’ equity (deficit) as the Company’s repurchase right lapses.

In December 2011, the Company granted 210,000 stock options to a consultant at an exercise price of $1.52 per share in accordance with the terms of his service agreement, subject to monthly vesting over a two-year service period. In December 2012, the stock options were exercised early and the shares were purchased.

A summary of the Company’s restricted stock and early-exercised stock options subject to repurchase activity is as follows:

(in thousands except for weighted average grant date fair value)	Shares	Weighted- average grant date fair value	Aggregate intrinsic value

Non-vested shares at December 31, 2010	—	$—	$—
Granted	1,244	1.68
Vested	(600)	0.98

Non-vested shares at December 31, 2011	644	2.44	711
Vested	(212)

Non-vested shares at December 31, 2012	432	2.44	5,274
Granted	430	16.19	6,962
Vested	(375)

Non-vested shares at December 31, 2013	487	11.03	7,628
Vested (unaudited)	(215)

Non-vested shares at September 30, 2014 (unaudited)	272	13.76	25,424

The weighted average remaining vesting term for the restricted stock and unvested early-exercised stock options subject to repurchase as of December 31, 2013 and September 30, 2014 (unaudited) was 1.4 and 1.1 years, respectively. The total fair value of restricted stock and early exercised stock options subject to repurchase vested in the year ended December 31, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) were $2.9 million, $6.1 million, $2.7 million and $3.1 million, respectively.

Sharing of proceeds from sale of securities

During the development stage of the Company, the founder and CEO entered into a verbal agreement with a sales employee to share 10% of any proceeds from the sale of equity securities held by the founder and CEO. As a result of the issuance of preferred stock to common stockholders in February 2011, and subsequent sale of these preferred shares by the founder and CEO to third parties, an obligation under this verbal agreement arose. In order to satisfy this obligation and any future obligations that may have arisen out of this verbal agreement, the Company entered into a written agreement and provided the following forms of compensation to the employee:

•

In March 2011, the Company paid the employee $6.1 million in cash, which was recorded as compensation expense within sales and marketing expense. Also in March 2011, the CEO reimbursed the Company for $6.1 million, which is recorded as a stockholder contribution to additional paid-in capital;

•

In June 2011, the Company issued the employee an option to purchase 6,584,427 shares of common stock at an exercise price of $0.763 per share. The options vested immediately and have a contractual life of 10 years. $6.8 million of stock compensation expense was recorded in June 2011 within sales and marketing expense as a result of this grant. Upon exercise of this option by the employee, the founder and CEO will contribute an equal number of common shares back to the Company. In June 2014 (unaudited), the employee exercised the option to purchase 665,443 shares, for which the CEO contributed the same number of shares back to the Company; and

•	In December 2011, the Company issued the employee 270,000 RSUs.

Restricted stock units

The Company has granted RSUs pursuant to its EIP. The Company issued 270,000 RSUs in December 2011 as part of the sharing of proceeds from a sale of securities. There were no RSUs awarded during the years ended December 31, 2012 and 2013.

RSUs are share awards that, upon vesting, will deliver to the holder shares of the Company’s common stock under the EIP. The vesting of the December 2011 RSU grant of 270,000 RSUs described above is based on the acquisition of the Company. No stock-based compensation expense has been recognized for this grant because satisfaction of the performance condition is not probable.

The weighted average fair value per share of the RSUs awarded in the year ended December 31, 2011 and the nine months ended September 30, 2014 (unaudited) was $2.23 and $17.39, respectively. The weighted average fair value per share was calculated based on the fair market value of the Company’s common stock on the grant date. As of December 31, 2013 and September 30, 2014 (unaudited), the fair value of RSUs outstanding was $4.4 million and $62.4 million, respectively.

Restricted stock unit activity during the nine months ended September 30, 2014 (unaudited)

Typically, vesting of RSUs is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s common stock on the date of grant, and compensation is recognized on a straight-line basis over the requisite vesting period. The Company also issues RSUs with both a market condition and a service condition. The Company estimates the fair value of these market-based RSUs using a Monte Carlo valuation model on the date of grant.

The following table summarizes the activities of the Company’s RSUs:

(in thousands except for weighted average grant date fair value)	Shares	Weighted- average grant date fair value

Non-vested shares at December 31, 2013	270	$1.52
Granted (unaudited)	5,147	17.39
Vested (unaudited)	(1,517)	18.41

Non-vested shares at September 30, 2014 (unaudited)	3,900	16.01

In January 2014, the Company issued a total of 300,000 RSUs to employees, comprised of three different grants. Two of the grants, or a total of 200,000 shares, are subject to annual vesting over four years based on continued service. The third grant of 100,000 shares will vest 50% on the four-year anniversary and 50% on the five-year anniversary of the grant date based on continued service.

The balance as of September 30, 2014 included 3,000,000 RSUs subject to a market condition. These RSUs were issued to the CEO in the second quarter of fiscal 2014 and can be earned ratably over a period of three years, subject to the achievement of certain market condition milestones that were set by the Compensation and Leadership Committee. The Company estimated the fair value of these shares using a Monte Carlo valuation model with the following weighted-average assumptions:

Dividend yield	None
Expected volatility	50.9%
Risk-free interest rate	2.69%
Expected term (years)	10
Grant date fair value of underlying shares	$18.40

The weighted average remaining vesting term for RSUs as of September 30, 2014 (unaudited) was 3.0 years. The amount of unearned stock-based compensation currently estimated to be expensed with respect to RSUs at September 30, 2014 was $56.2 million. The total fair value of RSUs vested in the nine months ended September 30, 2014 was $28.5 million.